Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers	49,652	26,921
Prepaid VAT	36,315	17,429
Rental deposit, current	27,361	13,861
Staff advances	5,259	312
Prepaid consulting expenses	4,899	4,839
Short-term construction deposits	5,559	3,081
Prepaid short-term rent	5,314	8,448
Interest receivable	166	653
Receivables from third-party payment platform	563	562
Others	33,647	33,107
Total	168,735	109,213
Less: Allowance for doubtful accounts	(21,059)	(30,498)
Total	147,676	78,715